Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Cash and restricted deposits	$ 2,141	$ 3,634
Short term deposits	3,000
Government authorities	62	45
Other receivables	203	46
Investments in financial assets	659	591
Total financial assets at amortized cost	6,065	4,316
Financial liabilities:
Credit from others	48	102
Warrants liability	532	2,737
Lease liability	76	27
Total financial and lease liabilities	656	2,866
Carrying amount [Member]
Financial assets:
Cash and restricted deposits	2,141	3,634
Short term deposits	3,000
Government authorities	62	45
Other receivables	203	46
Investments in financial assets	659	591
Total financial assets at amortized cost	6,065	4,316
Financial liabilities:
Credit from others	48	102
Warrants liability	532	2,737
Lease liability	76	27
Total financial and lease liabilities	656	2,866
Level 1 [Member]
Financial assets:
Cash and restricted deposits
Short term deposits
Government authorities
Other receivables
Investments in financial assets
Total financial assets at amortized cost
Financial liabilities:
Credit from others
Warrants liability
Lease liability
Total financial and lease liabilities
Level 2 [Member]
Financial assets:
Cash and restricted deposits
Short term deposits
Government authorities
Other receivables
Investments in financial assets
Total financial assets at amortized cost
Financial liabilities:
Credit from others
Warrants liability
Lease liability
Level 3 [Member]
Financial assets:
Cash and restricted deposits	2,141	3,634
Short term deposits	3,000
Government authorities	62	45
Other receivables	203	46
Investments in financial assets	659	591
Total financial assets at amortized cost	6,065	4,316
Financial liabilities:
Credit from others	48	102
Warrants liability	532	2,737
Lease liability	76	27
Total financial and lease liabilities	$ 656	$ 2,866